Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.80%	55.30%
Supplier Concentration Risk [Member] | Suppliers [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	56.70%	3.30%